Commitments and contingencies (Tables)	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule	As at March 31, 2016, the Company had the following commitments:
	2016	2017	2018-2020
Loan commitment fees	204,000	-	-
Office space	60,720	229,646	851,813
	264,720	229,646	851,813